As filed with the Securities and Exchange Commission on May 11, 2020

Registration No. 33-87874

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 46	☒
AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 51

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

320 Park Avenue New York, New York 10022

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 224-1893

James J. Roth

Chairman, President and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, New York 10022-6839

(Name and Address of Agent for Service)

Copy to:

Scott H. Rothstein

Executive Vice President, Deputy General Counsel and Corporate Secretary

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, New York 10022-6839

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on May 1, 2020 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on May 1, 2020 pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on May 1, 2020 pursuant to paragraph (a)(2) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A for Mutual of America Institutional Funds, Inc. (the “Registrant”) incorporates by reference the Registrant’s Prospectus and Statement of Additional Information contained in the Registrant’s filing pursuant to Rule 485(b) under the Securities Act of 1933, which was filed with the Securities and Exchange Commission (“SEC”) on April 28, 2020 (SEC Accession No. 0001193125-20-123197). This Post-Effective Amendment is filed for the purpose of incorporating an amended exhibit.

PART C

OTHER INFORMATION

Item 28. Exhibits

1(a)	Articles of Incorporation of Mutual of America Institutional Funds, Inc. (the “Fund”), dated October 26, 1995 (6)

1(b)	Articles Supplementary, dated February 20, 1996 (6)

1(c)	Articles Supplementary, dated April 8, 1996 (6)

1(d)	Articles Supplementary, dated December 2, 1996 (6)

1(e)	Articles Supplementary, dated February 24, 1997 (6)

1(f)	Articles Supplementary, dated April 6, 1999 (5)

1(g)	Form of Articles Supplementary, dated August 14, 2000 (7)

1(h)	Articles Supplementary, dated May 1, 2007 (15)

1(i)	Articles Supplementary, dated March 5, 2008 (15)

1(j)	Articles Supplementary, dated February 5, 2019 (25)

2	By-Laws of the Fund (6)

2(a)	Amendment of By-Laws, dated November 5, 2006 (14)

2(b)	Amendment of By-Laws, dated February 23, 2010 (17)

4(a)	Form of Investment Advisory Agreement, as amended effective September 1, 2000, between the Fund and Mutual of America Capital Management Corporation (the “Adviser”) (7)

4(c)	Form of Subadvisory Agreement between the Adviser and Oak Associates, Ltd. (2)

4(d)	Letter dated June 22, 2005 from the Adviser to Oak Associates (Termination letter) (13)

4(e)	Letter Agreement signed by the Adviser and Oak Associates dated July 28, 2005 (setting Termination date). (13)

4(f)	Supplement dated as of February 5, 2019, to Investment Advisory Agreement between the Fund and the Adviser (25)

5	Distribution Agreement between the Fund and Mutual of America Securities Corporation, as Distributor (“Securities Corporation”) (6)

7	Custodian Agreement between the Investment Company and Brown Brothers Harriman & Co. (24)

8(a)(i)	Form of Transfer Agency and Service Agreement between the Fund and State Street Bank and Trust Company (1)

8(b)	Form of Investment Accounting Agreement between the Fund and the Adviser (3)

8(c)(i)	Agreement to Pay Operating Expenses between the Fund and the Adviser (9)

8(c)(ii)	Notice of Cancellation and Amendment to the Agreement to Pay Operating Expenses between the Fund and the Adviser, dated December 30, 2009 (17)

8(c)(iii)	Amendment to Notice of Cancellation of Agreement to Pay Operating Expenses between the Fund and the Adviser, dated April 28, 2010 (17)

8(d)	Fee Revenue Agreement between the Distributor and the Adviser (16)

9(a)	Consent and Opinion of General Counsel (5)

9(b)	Consent and Opinion of General Counsel for Mid-Cap Equity Index and Aggressive Equity Funds (7)

9(c)	Consent and Opinion of General Counsel for Small Cap Value and Small Cap Growth Funds (14)

9(d)	Consent and Opinion of Deputy General Counsel for International Fund (25)

10(a)	Independent Registered Public Accounting Firm’s Consent (26)

10(b)	Power of Attorney of Carolyn N. Dolan (22)

10(d)	Power of Attorney of LaSalle D. Leffall, III (22)

10(e)	Power of Attorney of John W. Sibal (22)

10(f)	Power of Attorney of Margaret M. Smyth (22)

10(g)	Power of Attorney of Patrick J. Waide, Jr. (22)

10(h)	Power of Attorney of William E. Whiston (22)

10(i)	Power of Attorney of Stanley E. Grayson (23)

16(a)	Code of Ethics of the Fund (23)

16(b)	Code of Ethics of Mutual of America Securities LLC (23)

16(c)	Code of Ethics of the Adviser (23)

(1)	Included in Pre-Effective Amendment No. 3 filed with the Commission on January 29, 1996
(2)	Included in Pre-Effective Amendment No. 4 filed with the Commission on March 15, 1996
(3)	Included in Post-Effective Amendment No. 2 filed with the Commission on February 28, 1997
(4)	Included in Post-Effective Amendment No. 5 filed with the Commission on February 12, 1999
(5)	Included in Post-Effective Amendment No. 6 filed with the Commission on April 15, 1999
(6)	Included in Post-Effective Amendment No. 7 filed with the Commission on June 4, 1999
(7)	Included in Post-Effective Amendment No. 9 filed with the Commission on June 13, 2000
(8)	Included in Post-Effective Amendment No. 11 filed with the Commission on April 19, 2001
(9)	Included in Post-Effective Amendment No. 12 filed with the Commission on April 23, 2002
(10)	Included in Post-Effective Amendment No. 13 filed with the Commission on April 25, 2003
(11)	Included in Post-Effective Amendment No. 14 filed with the Commission on April 30, 2004
(12)	Included in Post-Effective Amendment No. 15 filed with the Commission on February 28, 2005
(13)	Included in Post-Effective Amendment No. 17 filed with the Commission on April 28, 2006
(14)	Included in Post-Effective Amendment No. 19 filed with the Commission on April 27, 2007
(15)	Included in Post-Effective Amendment No. 20 filed with the Commission on April 30, 2008
(16)	Included in Post-Effective Amendment No. 21 filed with the Commission on April 30, 2009
(17)	Included in Post-Effective Amendment No. 24 filed with the Commission on May 1, 2010
(18)	Included in Post-Effective Amendment No. 25 filed with the Commission on May 1, 2011
(19)	Included in Post-Effective Amendment No. 27 filed with the Commission on April 29, 2013
(20)	Included in Post-Effective Amendment No. 30 filed with the Commission on April 28, 2014
(21)	Included in Post-Effective Amendment No. 33 filed with the Commission on April 29, 2015
(22)	Included in Post-Effective Amendment No.35 filed with the Commission on April 28, 2016
(23)	Included in Post-Effective Amendment No.39 filed with the Commission on April 27, 2018
(24)	Included in Post-Effective Amendment No.41 filed with the Commission on September 14, 2018
(25)	Included in Post-Effective Amendment No.42 filed with the Commission on February 8, 2019
(26)	Filed herewith

The above exhibits are filed under File No. 33-87874.

Item 29. Persons Controlled By or Under Common Control with Registrant

The Adviser is an indirect wholly-owned subsidiary of Mutual of America Life Insurance Company. Mutual of America Life Insurance Company is a New York mutual life insurance company, and as such no person has the direct or indirect power to control Mutual of America Life Insurance Company except by virtue of a person’s capacity as a director or executive officer. Each holder of an in-force insurance policy or annuity contract issued by Mutual of America Life Insurance Company has the right to vote for the election of directors of Mutual of America Life Insurance Company at annual elections and upon other corporate matters where policyholders’ votes are taken. Mutual of America Life Insurance Company’s ownership of its subsidiaries is as follows:

Mutual of America Life Insurance Company, a New York mutual insurance company, wholly owns

•	Mutual of America Holding Company LLC, a Delaware limited liability company, and

•	Mutual of America Foundation, a New York not-for-profit corporation.

Mutual of America Holding Company LLC wholly owns

•	Mutual of America Securities LLC, a Delaware limited liability company (the “Distributor”),

•	Mutual of America Capital Management LLC (the “Adviser”), a Delaware limited liability company,

•	320 Park Analytics LLC, a Delaware limited liability company, and

•	Mutual of America Life Insurance Agency, a Delaware limited liability company.

Mutual of America Life Insurance Company through its separate accounts, owns substantially all of the shares of Mutual of America Investment Corporation, a Maryland corporation registered under the 1940 Act as a management investment company whose shares are offered only to those separate accounts for funding variable life insurance and variable annuity products.

Mutual of America Life Insurance Company currently owns a significant amount, but less than a majority, of Registrant’s outstanding shares.

Item 30. Indemnification

Articles of Incorporation of the Fund. The Articles of Incorporation of the Fund provide in substance that no director or officer of the Fund shall be liable to the Fund or its shareholders for money damages, unless the director or officer is subject to liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his or her office.

By-Laws of the Fund. The By-Laws of the Fund provide for the indemnification of present and former officers and directors of the Fund against liability by reason of service to the Fund, unless the officer or director is subject to liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (Disabling Conduct). No indemnification shall be made to an officer or director unless there has been a final adjudication on the merits, a dismissal of a proceeding for insufficiency of evidence of Disabling Conduct, or a reasonable determination has been made that no Disabling Conduct occurred. The Fund may advance payment of expenses only if the officer or director to be indemnified undertakes to repay the advance unless indemnification is made and if one of the following applies: the officer or director provides a security for his or her undertaking, the Fund is insured against losses from any lawful advances, or a reasonable determination has been made that there is reason to believe the officer or director ultimately will be entitled to indemnification.

Insurance. Coverage for officers and managers of the Adviser, Distributor and the Fund is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chubb, CNA, The Hartford, and Travelers, to Mutual of America Life Insurance Company et al. The aggregate limit of liability under these policies is $35 million, with a $1,000,000 deductible per entity insured and no deductible for individual insureds. Coverage for life insurance company fiduciary liability coverage (errors and omissions) is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chartis, The Hartford and CNA, to Mutual of America Life Insurance Company et al. The deductible is $1,000,000 for the entity, with an aggregate limit of liability under the primary policy of $30 million.

Operating Agreement of the Adviser. The Operating Agreement of Mutual of America Capital Management LLC, the Fund’s Adviser, provides for the indemnification by the Corporation of present and former directors and officers of the Corporation and of any organization for which service is rendered at the request of the Corporation and permits the advance payment of expenses in certain circumstances for covered persons in connection with suits by third parties and derivative suits. Each covered person must have acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful. If in connection with a derivative suit a covered person shall have been adjudged to be liable to the Corporation, indemnification shall not be made unless and only to the extent that the Delaware Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is entitled to indemnity. Thus, the officers, directors and managers of the fund and the Adviser are indemnified by the Adviser for their services in connection with the Fund to the extent set forth in the Operating Agreement.

Operating Agreement of the Distributor. The Operating Agreement of Mutual of America Securities LLC, the principal underwriter and distributor for the Fund, provides for the indemnification by the Corporation of present and former directors and officers of the Corporation and of any organization for which service is rendered at the request of the Corporation and permits the advance payment of expenses in certain circumstances for covered persons in connection with suits by third parties and derivative suits. Each covered person must have acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful. If in connection with a derivative suit a covered person shall have been adjudged to be liable to the Corporation, indemnification shall not be made unless and only to the extent that the Delaware Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is entitled to indemnity. Thus, the officers and managers of the Distributor are indemnified by the Distributor for their services in connection with the Fund to the extent set forth in the Operating Agreement.

Undertaking. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

Mutual of America Capital Management LLC (the Adviser) is the investment adviser to the Fund and is registered as an investment adviser under the Investment Advisers Act of 1940. The names, addresses and positions with the Adviser of each manager and officer of the Adviser are set forth below.

Name	Positions With Adviser	Principal Occupation During Past Two Years
Theresa A. Bischoff c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Partner, R.C. Consulting, LLC; formerly Chief Executive Officer, American Red Cross of Greater New York

Noreen Culhane c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly Executive Vice President, NYSE

Nathaniel A. Davis c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Chairman of the Board and Chief Executive Officer, K12 Inc.; prior thereto Managing Director, Rannd Advisers

Robert C. Golden c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly Executive Vice President of Corporate Operations, Prudential Financial, Newark, N.J.

John E. Haire c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Managing Partner, Haire Media Ventures; prior thereto CEO, Concern Worldwide, U.S.; formerly CEO, Parade Media Group

Christopher C. Quick c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	General Partner, Burke & Quick Holdings, LLP; formerly Vice Chairman, Banc of America Specialist

Name	Positions With Adviser	Principal Occupation During Past Two Years

James E. Quinn c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly President, Tiffany & Co.

John J. Stack c/o Mutual of America 320 Park Avenue NY, NY 10022	Manager	Retired, formerly Chairman and CEO of Ceska Sporitelna, Prague, Czech Republic

Amir Lear 320 Park Avenue NY, NY 10022	Manager, Chairman of the Board	Vice Chairman of Mutual of America Life Insurance Company as of March 2020, and Chairman, Mutual of America Capital Management LLC; formerly Chairman and CEO, Mutual of America Capital Management LLC

Chris W. Festog 320 Park Avenue NY, NY 10022	Senior Executive Vice President, Chief Financial Officer and Treasurer	Senior Executive Vice President and Chief Financial Officer of Mutual of America Life Insurance Company

Joseph Gaffoglio 320 Park Avenue NY, NY 10022	Executive Vice President and Chief Operating Officer and Head of Investment Strategy	Executive Vice President and Chief Operating Officer and Head of Investment Strategy as of March 2020; formerly Executive Vice President and Chief Operating Officer

Andrew L. Heiskell 320 Park Avenue NY, NY 10022	Executive Vice President and Director of Fixed Income	Executive Vice President of the Adviser

Kathryn A. Lu 320 Park Avenue NY, NY 10022	Executive Vice President and Chief Compliance Officer	Executive Vice President and Chief Compliance Officer of Mutual of America Life Insurance Company

Stephen J. Rich 320 Park Avenue NY, NY 10022	President and Chief Executive Officer	President and Chief Executive Officer as of March 2020; formerly President, Chief Equity Strategist

James J. Roth 320 Park Avenue NY, NY 10022	Senior Executive Vice President and General Counsel	Senior Executive Vice President and General Counsel of Mutual of America Life Insurance Company

Scott H. Rothstein 320 Park Avenue NY, NY 10022	Executive Vice President, Deputy General Counsel and Corporate Secretary	Executive Vice President and Deputy General Counsel of Mutual of America Life Insurance Company

Marguerite H. Wagner 320 Park Avenue NY, NY 10022	Executive Vice President, Equities Portfolio Manager	Executive Vice President, Equities Portfolio Manager of the Adviser

James P. Accurso 320 Park Avenue NY, NY 10022	Senior Vice President, Director of Fixed Income Research	Senior Vice President of the Adviser

Brittain Ezzes 320 Park Avenue NY, NY 1022	Senior Vice President, Equities Portfolio Manager	Senior Vice President, Equities Portfolio Manager of the Adviser since May 2020; prior thereto Portfolio Manager at Cramer Rosenthal McGlynn LLC

Dianna H. Glynn 320 Park Avenue NY, NY 10022	Senior Vice President and Internal Auditor	Senior Vice President and Internal Auditor of Mutual of America Life Insurance

Thomas P. Kelly 320 Park Avenue NY, NY 10022	Senior Vice President, Administration	Senior Vice President of the

Michelle A. Rozich 320 Park Avenue NY, NY 10022	Senior Vice President and Internal Auditor	Senior Vice President and Internal Auditor

Jacqueline Sabella 320 Park Avenue NY, NY 10022	Senior Vice President, Fixed Income	Senior Vice President of the Adviser

Jamie A. Zendel 320 Park Avenue NY, NY 10022	Senior Vice President and Head of Quantitative Research	Senior Vice President and Head of Quantitative Research as of March 2020; Formerly Vice President of the Adviser

Duygu Akyatan 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Christopher W. Butler 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Evan B. Carpenter 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Martin F. Fetherston 320 Park Avenue NY, NY 10022	Vice President, Fixed Income	Vice President of the Adviser

Kevin Frain 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Andrew Hirschfeld 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Quantitative Analyst	Vice President and Actuary of Mutual of America Life Insurance Company

John Korbis 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Research	Vice President of the Adviser

Alexander Kotlyar 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Robert J. Lewis III 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Research	Vice President of the Adviser

Isabel Macalintal 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Joseph P. O’Reilly 320 Park Avenue NY, NY 10022	Vice President, Marketing	Vice President of the Adviser

Nirav Parikh 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

John Polcari 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Research	Vice President of the Adviser

Bryant Law 320 Park Avenue NY, NY 10022	Second Vice President, Fixed Income	Second Vice President of the Adivser

Paul Welsh 320 Park Avenue NY, NY 10022	Second Vice President, Administration	Second Vice President of the Adviser as of March 2019; formerly Manager, Financial Reporting

Scott Wennerstrum 320 Park Avenue NY, NY 10022	Second Vice President, Quantitative Research	Second Vice President of the Adviser as of July 2019; prior thereto, Market Advisory/Investment Advisor, PNC Bank

Item 32. Principal Underwriters

(a) Mutual of America Securities LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor for Fund shares.

(b) The names of the officers and managers of the Distributor, and their positions with the Distributor and the Fund, are as follows:

Name	Positions With Distributor	Position With the Fund
William Rose	Manager, Chairman of the Board, President and Chief Executive Officer	—

Chris Festog	Manager	Senior Executive Vice President, Chief Financial Officer and Treasurer

Jared Gutman	Manager and Executive Vice President	—

Joseph Gaffoglio	Manager	—

Sonia Samuels	Manager and Executive Vice President

Brian Severin	Manager and Chief Marketing Officer	—

James J. Roth	Senior Executive Vice President and General Counsel	Chairman of the Board, President and Chief Executive Officer

Christopher M. Miseo	Senior Vice President and Chief Financial Officer	Senior Vice President and Chief Accounting Officer

Paul F. Stephen	Senior Vice President and Controller	—

Kathryn A. Lu	Executive Vice President and Chief Compliance Officer	Executive Vice President and Chief Compliance Officer

Scott H. Rothstein	Executive Vice President, Deputy General Counsel and Corporate Secretary	Executive Vice President, Deputy General Counsel and Corporate Secretary

Christopher M. Miseo	Senior Vice President, Chief Financial Officer and Treasurer	Senior Vice President and Chief Accounting Officer

Diana H. Glynn	Senior Vice President and Internal Auditor	Senior Vice President and Internal Auditor

Michelle A. Rozich	Senior Vice President and Internal Auditor	Senior Vice President and Internal Auditor

Item 33. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-3 promulgated thereunder, will be maintained by the Adviser at its offices at 320 Park Avenue, New York, New York 10022 or with its custodian.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 11th day of May, 2020.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

By:	/s/ James J. Roth
Chairman, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on May 11, 2020.

Signatures	Title

/s/ James J. Roth	Director; Chairman, President and Chief Executive Officer
James J. Roth	(Principal Executive Officer)

/s/ Chris W. Festog Chris W. Festog	Senior Executive Vice President, Chief Financial Officer and Treasurer (Principal Executive Officer)

*	Director
Carolyn N. Dolan

*	Director
Stanley E. Grayson

*	Director
LaSalle D. Leffall, III

*	Director
John W. Sibal

*	Director
Margaret M. Smyth

*	Director
William E. Whiston

* By: /s/ Scott H. Rothstein
Scott H. Rothstein
Attorney-in-Fact